Share-Based Compensation - Schedule of Options Granted (Details)	12 Months Ended
	Dec. 31, 2024 $ / shares shares
June Six Two Thousand and Twenty Four [Member] | Employees [Member]
Share-Based Compensation - Schedule of Options Granted (Details) [Line Items]
NSO Options | shares	651,737	[1],[2]
Exercise Price | $ / shares	$ 10.23
June Six Two Thousand and Twenty Four [Member] | Non-employee Directors [Member]
Share-Based Compensation - Schedule of Options Granted (Details) [Line Items]
NSO Options | shares	99,540	[3]
Exercise Price | $ / shares	$ 10.23
June Six Two Thousand and Twenty Four [Member] | Non-employee Equity Method Investees [Member]
Share-Based Compensation - Schedule of Options Granted (Details) [Line Items]
NSO Options | shares	65,832	[4]
Exercise Price | $ / shares	$ 10.23
September Nine Two Thousand and Twenty Four [Member] | Employees [Member]
Share-Based Compensation - Schedule of Options Granted (Details) [Line Items]
NSO Options | shares	177,747	[2],[5]
Exercise Price | $ / shares	$ 10.23	[5]
September Nine Two Thousand and Twenty Four [Member] | Non-employee Equity Method Investees [Member]
Share-Based Compensation - Schedule of Options Granted (Details) [Line Items]
NSO Options | shares	376,560	[4],[6]
Exercise Price | $ / shares	$ 10.23	[6]

[1]	7,900 options were forfeited during the year ended December 31, 2024 which resulted in a reversal of share-based compensation expense of $2,667 as the Company accounts for forfeitures as they occur.
[2]	One-fourth of the total number of shares of Class A common stock subject to the NSOs vest and become exercisable on June 6, 2025, and one-sixteenth of the total number of shares of Class A common stock subject to the Option shall vest and become exercisable on each three (3)-month anniversary thereafter, subject to the applicable employee’s continued service through the applicable vesting date
[3]	These NSOs vest and become exercisable in full on the earlier of (i) the one year anniversary of the grant date and (ii) the date of the next annual shareholders’ meeting of the Company following the grant date, subject to the applicable non-employee director’s continued service through the applicable vesting date.
[4]	One-fourth of the total number of shares of Class A common stock subject to the NSOs vest and become exercisable on June 6, 2025, and one-sixteenth of the total number of shares of Class A common stock subject to the Option shall vest and become exercisable on each three (3)-month anniversary thereafter, subject to the applicable recipient’s continued service through the applicable vesting date
[5]	The vesting commencement date for NSOs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.
[6]	The vesting commencement date for NSOs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.